RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 03, 2022
RELATED PARTY TRANSACTIONS
Promissory note - related party	$ 72,000		$ 108,000	$ 76,000
Conversion price			$ 3.50
Change in valuation of warrant liabilities	4,626,000
Interest to pay dissolution expenses	$ 2,082,000	$ 935,000	$ 6,246,000	3,364,000
CONCORD ACQUISITION CORP III
RELATED PARTY TRANSACTIONS
Aggregate amount			6,900,000
Promissory note - related party			$ 35,000
Extension of sponsor loans			$ 10.20
Conversion price			$ 1.00
Change in valuation of warrant liabilities			$ 2,913,800	(21,332,800)
Extinguishment of debt			3,343,000
CONCORD ACQUISITION CORP III | Working Capital Loans
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note			0	0
CONCORD ACQUISITION CORP III | Sponsor
RELATED PARTY TRANSACTIONS
Change in valuation of warrant liabilities			2,343,000
Outstanding balance of related party note			100,920	10,024
CONCORD ACQUISITION CORP III | Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Aggregate amount					$ 350,000
Promissory note - related party			35,000
CONCORD ACQUISITION CORP III | Administrative Service Fee
RELATED PARTY TRANSACTIONS
Expenses per month			20,000
Aggregate administrative service fee			240,000	240,000
Administrative service fee			220,000
Net amount reimbursed by GCT			20,000
CONCORD ACQUISITION CORP III | Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant			1,500,000
Outstanding balance of related party note			$ 100,000	$ 0
CONCORD ACQUISITION CORP III | Related Party Loans | Working Capital Loans
RELATED PARTY TRANSACTIONS
Price of warrants			$ 1.00